UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, N.W.
Washington, DC 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

STRUCTURED INTERNATIONAL EQUITY FUNDS	Annual Report October 31, 2007

Long-term capital growth potential through investments in equity markets located around the world.

Goldman Sachs Structured International
Equity Funds

■	GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

■	GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
TABLE OF CONTENTS

Investment Process	1
Letters to Shareholders and Performance Summaries	2
Schedules of Investments	9
Financial Statements	24
Notes to the Financial Statements	27
Financial Highlights	34
Report of Independent Registered Public Accounting Firm	38
Other Information	39
INVESTMENT RISKS

The Goldman Sachs Structured International Small Cap Fund invests primarily in a broadly diversified portfolio of equity investments in small cap non-U.S. issuers. The Fund is subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Stocks of small cap companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Foreign and emerging market securities may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.
The Goldman Sachs Structured Emerging Markets Equity Fund invests primarily in a diversified portfolio of equity investments in emerging country issuers. The Fund is subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Emerging markets securities are volatile, less liquid and are subject to substantial currency fluctuations and sudden economic and political developments. The securities markets of emerging countries have less government regulation and are subject to less extensive accounting and financial reporting requirements than the markets of more developed countries. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Structured International Investment Process

■ Comprehensive – We forecast returns on over 5,000 stocks, 21 countries and 9 currencies on a daily basis.

■ Rigorous – We evaluate stocks, countries, and currencies based on fundamental investment criteria that have outperformed historically.	■ Objective – Our stock and equity market selection process is free from emotion that may lead to biased investment decisions.

■ Our computer optimization process allocates risk to our best investment ideas and constructs funds that strive to neutralize systematic risks and deliver better returns.	■ We use unique, proprietary risk models that are designed to be more precise, more focused and faster to respond because they seek to identify, track and manage risk specific to our process, using daily data.

Fully invested, well-diversified international portfolio that seeks to:

■  Blend top-down market views with bottom-up stock selection.

■ Maintain style, sector, risk and capitalization characteristics similar to the benchmark.	■ Achieve excess returns by taking intentional country bets and many small diversified stock positions.

PORTFOLIO RESULTS
Structured International Small Cap Fund
Dear Shareholder,
This report provides an overview of the performance of the Goldman Sachs Structured International Small Cap Fund (the “Fund”) for the period since its inception on September 28, 2007 to October 31, 2007.
  Performance Review

Over the period from the Fund’s inception on September 28, 2007 to October 31, 2007, the Fund’s Class A, C and Institutional Shares generated cumulative total returns, without sales charges, of 4.60%, 4.60% and 4.70%, respectively. These returns compare to the 5.08% cumulative total return of the Fund’s benchmark, the Morgan Stanley Capital International (MSCI) Provisional Small Cap Europe, Australasia, Far East (EAFE) (net of dividend with-holding taxes) Index (“MSCI Provisional Small Cap EAFE Index”) over the same time period.

The Fund uses a model that is based on six investment themes—Valuation, Profitability, Earnings Quality, Management Impact, Momentum and Analyst Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of a company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Earnings Quality evaluates whether a company’s earnings are coming from a steady cash flow, as opposed to accruals. Management Impact captures a company’s management strategy and effectiveness through the company’s investing and financing behavior. Momentum predicts drift in stock prices caused by under-reaction to company-specific information. Finally, the Analyst Sentiment theme looks at how Wall Street analysts’ views about a company’s earnings and prospects are changing over time.
  Portfolio Highlights and Positioning

The Fund was negatively affected by an extraordinary market environment during the summer of 2007 in which we saw massive selling of positions by many managers employing similar quantitative methods, selling that we believe was associated with a temporary lack of liquidity in equity markets (i.e., sellers outnumbered buyers). Although some of the market volatility had dissipated by the time of the Fund’s inception, it still had an impact on relative performance.

PORTFOLIO RESULTS

Of the six investment themes, Valuation detracted most from excess returns as inexpensive companies underperformed their more richly valued industry counterparts. Analyst Sentiment, Profitability and Momentum also hampered relative performance over the period. Management Impact and Earnings Quality contributed positively to relative performance.

Among sectors, stock selection was weakest in Industrials and Energy and strongest in Materials and Consumer Staples. Among countries, stock selection was weakest in the UK and the Netherlands and strongest in Japan and Belgium.

Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should do better than poor momentum stocks. We also prefer names about which fundamental research analysts are becoming more positive and companies that are profitable, have sustainable earnings and use their capital to enhance shareholder value. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations. We thank you for your investment and continued confidence.

Goldman Sachs Global Quantitative Equity Investment Team

New York, November 20, 2007

FUND BASICS
Structured International Small Cap Fund
as of October 31, 2007
PERFORMANCE REVIEW

		MSCI Provisional
September 28, 2007–October 31, 2007	Fund Total Return (based on NAV)[1]	Small Cap EAFE Index[2]

Class A	4.60%	5.08%
Class C	4.60	5.08
Institutional	4.70	5.08

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charge.
[2]	The use of the MSCI Provisional Small Cap EAFE Index as a benchmark for the Fund is expected to be temporary. Once MSCI’s revised Global Investment Market Index (“GIMI”) Methodology is fully implemented with respect to the existing MSCI Small Cap EAFE Index, the Fund anticipates using that index as its benchmark going forward. The MSCI Provisional Small Cap EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of the small market capitalization segment of developed markets, excluding the US and Canada. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged Index.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 9/30/07	Since Inception	Inception Date

Class A	-5.48%	9/28/07
Class C	-1.00	9/28/07
Institutional	0.00	9/28/07

[3]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. Performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.30%	1.83%
Class C	2.05	2.58
Institutional	0.90	1.43

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
TOP 10 HOLDINGS AS OF 10/31/07[5]

Holding	% of Net Assets	Line of Business

Regus Group PLC	1.7%	Commercial Services & Supplies
Cookson Group PLC	1.4	Capital Goods
Petrofac Ltd.	1.2	Energy
ASM International NV	1.0	Semiconductors & Semiconductor Equipment
Tessenderlo Chemie NV	1.0	Materials
Norddeutsche Affinerie AG	1.0	Materials
Seven Network Ltd.	1.0	Media
Saras SpA	0.9	Energy
Collins Stewart PLC	0.9	Diversified Financials
UK Coal PLC	0.9	Energy

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

PORTFOLIO RESULTS
Structured Emerging Markets Equity Fund
Dear Shareholder,
This report provides an overview of the performance of the Goldman Sachs Structured Emerging Markets Equity Fund (the “Fund”) for the period since its inception on October 5, 2007 to October 31, 2007.
  Performance Review

Over the period from the Fund’s inception on October 5, 2007 to October 31, 2007, the Fund’s Class A, C and Institutional Shares generated cumulative total returns, without sales charges, of 10.40%, 10.30% and 10.40%, respectively. These returns compare to the 7.59% cumulative total return of the Fund’s benchmark, the Morgan Stanley Capital International (MSCI) Provisional Emerging Markets Index (net of dividend withholding taxes) (“MSCI Provisional Emerging Markets Index”) over the same time period.

The Fund incorporates two distinct strategies—a bottom-up stock selection strategy and a top-down global country selection strategy. The proprietary stock selection and country models used in the process focuses on investment criteria that have demonstrated strong predictability of future returns over long periods of time. Within the stock selection strategy, we seek out stocks that are relatively cheap with good momentum. We also look for names about which fundamental research analysts are becoming more positive and companies that are profitable and have sustainable earnings. At the same time, utilizing our country/currency selection models, we tilt on country equity markets that also appear cheap with good momentum. We also look for countries that are associated with high risk premiums, favorable macro economic environments and strong fund flows. Both strategies have shown low correlation over time, which enables us to greater diversify the Fund.
  Portfolio Highlights and Positioning

The Fund provided strong results in the wake of an extraordinary market environment across most global regions during the summer of 2007. The market had seen massive selling of positions by many managers employing similar quantitative methods, selling that we believe was associated with a temporary lack of liquidity in equity markets (i.e., sellers outnumbered buyers). Most of the volatility had dissipated by the time the Fund launched and hence did not play a significant role in relative performance during the abbreviated reporting period.

PORTFOLIO RESULTS

Our stock selection strategy added value over the abbreviated reporting period, and returns to our six investment themes were positive overall. Analyst Sentiment contributed the most to relative performance, followed by Profitability, Momentum and Earnings Quality. On the downside, Valuation detracted modestly. Among sectors, our stock picks were strongest in Materials and Industrials and weakest in Consumer Staples and Healthcare. Among countries, stock selection was strongest in Taiwan and China while holdings in India and Turkey lagged the benchmark.

Our country selection strategy was neutral. Although the Fund suffered some losses from underweight positions in Russia and the Czech Republic, they were partially offset by gains from overweight positions in India and Thailand.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Quantitative Equity Investment Team

New York, November 20, 2007

FUND BASICS
Structured Emerging Markets Equity Fund
as of October 31, 2007
PERFORMANCE REVIEW

		MSCI Provisional
October 5, 2007–October 31, 2007	Fund Total Return (based on NAV)[1]	Emerging Markets Index[2]

Class A	10.40%	7.59%
Class C	10.30	7.59
Institutional	10.40	7.59

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The use of the MSCI Provisional Emerging Markets Index as a benchmark for the Fund is expected to be temporary. Once MSCI’s revised Global Investment Market Index (“GIMI”) Methodology is fully implemented with respect to the existing MSCI Emerging Markets Index, the Fund anticipates using that index as its benchmark going forward. The MSCI Provisional Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged Index.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

[3]	Since Standardized Total Returns are reported as of the most recent calendar quarter-end and the Structured Emerging Markets Equity Fund commenced Operations on October 5, 2007, the Fund has no standardized performance for the period ended September 30, 2007.
EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.45%	1.99%
Class C	2.20	2.74
Institutional	1.05	1.59

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.
TOP 10 HOLDINGS AS OF 10/31/07[5]

Holding	% of Net Assets	Line of Business

China Mobile Ltd.	4.8%	Telecommunication Services

Samsung Electronics Co. Ltd.	4.4	Semiconductors & Semiconductor Equipment
Petroleo Brasileiro SA ADR	3.6	Energy
China Construction Bank Corp. Class H	3.4	Banks
Asustek Computer, Inc.	3.0	Technology Hardware & Equipment
MMC Norilsk Nickel ADR	2.7	Materials
Compal Electronics, Inc.	2.4	Technology Hardware & Equipment
PTT Exploration & Production PLC	2.2	Energy
Nedbank Group Ltd.	2.1	Banks
Pin An Insurance Group Co. of China Ltd.	2.0	Insurance

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments
October 31, 2007

Shares	Description	Value
Common Stocks – 97.5%

Australia – 8.6%
53,313	Adelaide Brighton Ltd. (Materials)	$184,379
115,648	Aditya Birla Minerals Ltd.* (Materials)	400,890
98,625	AED Oil Ltd.* (Energy)(a)	823,296
57,289	Ansell Ltd. (Health Care Equipment & Services)	664,124
75,285	Austal Ltd. (Capital Goods)	226,231
11,958	Australand Property Group (Real Estate)	26,659
215,728	Australian Infrastructure Fund (Transportation)	675,987
15,936	AWB Ltd. (Food & Staples Retailing)	44,642
111,553	Babcock & Brown Power (Utilities)	341,778
72,664	Babcock & Brown Wind Partners (Utilities)	125,037
9,413	Bendigo Bank Ltd. (Banks)	123,284
2,161	Corporate Express Australia Ltd. (Commercial Services & Supplies)	14,760
4,966	Crane Group Ltd. (Capital Goods)	78,265
21,102	DUET Group (Utilities)	69,155
46,420	Flight Centre Ltd. (Consumer Services)	1,054,913
91,424	Futuris Corp. Ltd. (Food, Beverage & Tobacco)	181,666
67,429	Healthscope Ltd. (Health Care Equipment & Services)(a)	343,463
9,181	Incitec Pivot Ltd. (Materials)	762,549
47,933	Independence Group NL (Materials)	335,113
973,049	ING Office Fund (Real Estate)	1,640,667
7,424	Jubilee Mines NL (Materials)	165,428
17,274	Just Group Ltd. (Retailing)	91,621
2,417	MacArthur Coal Ltd. (Materials)	20,570
32,699	Macquarie CountryWide Trust (Real Estate)	61,570
840	Macquarie DDR Trust (Real Estate)	923
8,224	Minara Resources Ltd. (Materials)	50,633
138,063	Mincor Resources NL (Materials)	669,474
59,389	Monadelphous Group Ltd. (Capital Goods)	940,983
10,597	Pan Australian Resources Ltd.* (Materials)	10,852
882	PaperlinX Ltd. (Materials)	2,283
26,958	Perilya Ltd. (Materials)	99,669
145,772	Sally Malay Mining Ltd. (Materials)	825,167
95,764	Seek Ltd. (Commercial Services & Supplies)	838,103
140,207	Seven Network Ltd. (Media)	1,800,099
34,310	Sims Group Ltd. (Materials)	906,371
189,612	SP AusNet (Utilities)	230,035
112,455	Sunland Group Ltd. (Real Estate)	481,583
123,766	Symbion Health Ltd. (Health Care Equipment & Services)	468,724
120,882	Tower Australia Group Ltd.* (Insurance)	288,185

		16,069,131

Austria – 0.8%
271	Agrana Beteiligungs AG (Food, Beverage & Tobacco)	28,333
1,089	Austria Technologie & Systemtechnik AG (Technology Hardware & Equipment)	28,947
45	BWT AG (Commercial Services & Supplies)	3,256
406	Flughafen Wien AG (Transportation)	48,181
663	Oesterreichische Post AG (Transportation)	27,573
32,771	Zumtobel AG (Capital Goods)	1,401,863

		1,538,153

Belgium – 1.7%
169	Bekaert SA (Capital Goods)	23,328
9,801	Cumerio NV/SA (Materials)	415,253
4,525	Econocom Group (Software & Services)	53,182
7,096	EVS Broadcast Equipment SA (Technology Hardware & Equipment)	784,198
29,326	Tessenderlo Chemie NV (Materials)	1,865,740

		3,141,701

Bermuda – 0.6%
4,643	Aquarius Platinum Ltd. (Materials)	183,077
21,550	Frontline Ltd. (Energy)	974,577

		1,157,654

Cyprus – 0.4%
162,300	Deep Sea Supply PLC* (Energy)	761,511

Denmark – 1.5%
910	ALK-Abello A/S (Pharmaceuticals, Biotechnology & Life Sciences)	196,825
725	D/S Norden A/S (Transportation)	89,795
350	D/S Torm A/S (Energy)	14,703
290	DFDS A/S (Transportation)	53,191
20,025	East Asiatic Co. Ltd. A/S (Food, Beverage & Tobacco)	1,621,566

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
October 31, 2007

Shares	Description	Value
Common Stocks – (continued)

Denmark – (continued)
2,050	Rockwool International A/S Class B (Capital Goods)	$656,485
2,725	Schouw & Co. (Capital Goods)	254,746

		2,887,311

Finland – 1.4%
60,669	Alma Media Corp. (Media)	1,026,762
2,788	Amer Sports Oyj Class A (Consumer Durables & Apparel)	74,199
5,892	Citycon Oyj (Real Estate)	38,446
262	Cramo Oyj Class B (Commercial Services & Supplies)	9,846
7,185	Elcoteq SE (Technology Hardware & Equipment)	46,862
1,147	Lemminkainen Oyj (Capital Goods)	83,740
59,040	Oriola-KD Oyj Class B (Health Care Equipment & Services)	275,854
3,151	Outotec Oyj (Capital Goods)	241,874
12,145	Poyry Oyj (Commercial Services & Supplies)	343,546
672	Rapala VMC Oyj (Consumer Durables & Apparel)	5,790
2,588	Sponda Oyj (Real Estate)	35,617
12,526	Tietoenator Oyj (Software & Services)	308,415
2,124	Uponor Oyj (Capital Goods)	55,733
1,595	Vacon PLC (Capital Goods)	82,140

		2,628,824

France – 5.3%
43,517	Avenir Telecom (Technology Hardware & Equipment)	122,168
9,131	BioMerieux (Health Care Equipment & Services)	1,023,199
612	Bollore (Transportation)	131,678
13,992	Carbone Lorraine (Capital Goods)	1,256,953
3,668	Cegid Group (Software & Services)	205,889
1,885	Compagnie Plastic-Omnium SA (Automobiles & Components)	122,274
8,324	EDF Energies Nouvelles SA (Utilities)	668,878
875	Esso Ste Anonyme Francaise (Energy)	281,841
6,160	Eutelsat Communications* (Media)	166,856
434	Faiveley SA (Technology Hardware & Equipment)	34,128
3,688	Faurecia* (Automobiles & Components)	319,579
3,753	Fonciere Des Regions (Real Estate)	549,431
2,569	Haulotte Group (Capital Goods)	98,175
23,720	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,353,241
779	Laurent-Perrier (Food, Beverage & Tobacco)	145,504
527	LDC SA (Food, Beverage & Tobacco)	70,232
1,354	LISI (Capital Goods)	159,683
4,211	Nexans SA (Capital Goods)	719,094
4,986	Recylex SA* (Materials)	193,010
317	Rubis (Utilities)	30,372
3,656	SEB SA (Consumer Durables & Apparel)	700,473
351	Sopra Group SA (Software & Services)	32,244
31,173	Theolia SA* (Utilities)(a)	908,145
34	UbiSoft Entertainment SA* (Software & Services)	2,803
26,873	Wavecom SA* (Technology Hardware & Equipment)	657,851

		9,953,701

Germany – 6.8%
9,727	Arques Industries AG (Diversified Financials)	419,300
3,035	BayWa AG (Capital Goods)	198,036
14,277	Bechtle AG (Software & Services)	721,245
5,881	Biotest AG Preference Shares (Pharmaceuticals, Biotechnology & Life Sciences)	317,362
13,621	Deutsche Beteiligungs AG (Diversified Financials)	474,636
3,533	Douglas Holding AG (Retailing)	225,444
7,208	Draegerwerk AG Preference Shares (Health Care Equipment & Services)	563,509
244	Duerr AG* (Capital Goods)	12,194
10,717	ElringKlinger AG (Automobiles & Components)	1,173,500
39,769	Epcos AG (Technology Hardware & Equipment)	803,801
279	Euro-Kai KGaA Preference Shares (Transportation)	42,093
2,939	Fuchs Petrolub AG (Materials)	296,734
6,462	Fuchs Petrolub AG Preference Shares (Materials)	665,194
24,253	Gildemeister AG (Capital Goods)	779,712
26,951	Hannover Rueckversicherung AG (Insurance)	1,422,614
5,920	Jungheinrich AG Preference Shares (Capital Goods)	291,485
142	KSB AG Preference Shares (Capital Goods)	129,838
15,923	KUKA AG* (Capital Goods)	647,142
4,015	Leoni AG (Automobiles & Components)	254,653

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Shares	Description	Value
Common Stocks – (continued)

Germany – (continued)
2,398	Medion AG* (Retailing)	$66,122
7,601	MTU Aero Engines Holding AG (Capital Goods)	463,512
43,300	Norddeutsche Affinerie AG (Materials)(a)	1,801,386
54	Rhoen Klinikum AG (Health Care Equipment & Services)	1,718
846	Takkt AG (Retailing)	16,421
7,334	Vossloh AG (Capital Goods)	867,330

		12,654,981

Greece – 1.5%
71,822	Attica Holdings SA (Transportation)	566,902
7,340	Babis Vovos International Construction SA* (Real Estate)	246,282
6,457	Eurobank Properties Real Estate Investment Co. (Real Estate)	123,525
1,149	Folli – Follie SA (Consumer Durables & Apparel)	49,550
17,054	Hellenic Exchanges SA Holding Clearing Settlement and Registry (Diversified Financials)	596,861
12,564	Iaso SA (Health Care Equipment & Services)	226,845
12,630	Lamda Development SA (Real Estate)	266,318
15,188	Neochimiki LV Lavrentiadis SA (Capital Goods)	473,002
1,940	Proton Bank SA (Diversified Financials)	30,236
6,957	S&B Industrial Minerals SA (Materials)	142,967
4,280	Sidenor Steel Products Manufacturing Co. SA (Materials)	81,076

		2,803,564

Hong Kong – 2.2%
71,000	C C Land Holdings Ltd. (Consumer Durables & Apparel)	140,770
8,000	Cafe de Coral Holdings Ltd. (Consumer Services)	16,175
89,000	Champion Real Estate Investment Trust (Real Estate)	54,127
24,000	Chen Hsong Holdings (Capital Goods)	16,524
182,000	China Grand Forestry Resources Group Ltd.* (Materials)	64,681
46,000	Chow Sang Sang Holdings (Retailing)	63,621
16,000	Cross-Harbour Holdings Ltd. (Consumer Services)	18,310
156,000	First Pacific Co. (Diversified Financials)	119,372
570,000	Fountain Set Holdings Ltd. (Consumer Durables & Apparel)	169,698
212,000	Fubon Bank Hong Kong Ltd. (Banks)	155,619
192,000	Giordano International Ltd. (Retailing)	89,766
161,600	HKR International Ltd. (Real Estate)	165,886
798,000	Hutchison Harbour Ring Ltd. (Consumer Durables & Apparel)	61,267
60,000	I-Cable Communications Ltd. (Media)	13,164
806,000	K Wah International Holdings Ltd. (Real Estate)	537,347
46,000	Midland Holdings Ltd. (Real Estate)	56,973
472,000	Norstar Founders Group Ltd. (Automobiles & Components)	159,388
249,000	Pacific Basin Shipping Ltd. (Transportation)	557,867
94,000	Pico Far East Holdings Ltd. (Media)	29,669
4,000	Playmates Holdings Ltd. (Consumer Durables & Apparel)	411
10,000	Public Financial Holdings Ltd. (Diversified Financials)	6,529
80,000	PYI Corp. Ltd. (Capital Goods)	36,553
1,022,000	SCMP Group Ltd. (Media)	329,667
30,000	Shui On Construction and Materials Ltd. (Capital Goods)	117,119
42,000	Singamas Container Holdings Ltd. (Capital Goods)	20,851
126,000	SmarTone Telecommunications Holdings Ltd. (Telecommunication Services)	154,385
420,000	Solomon Systech International Ltd. (Semiconductors & Semiconductor Equipment)	38,327
110,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	177,414
162,000	Sunlight Real Estate Investment Trust (Real Estate)	52,224
32,000	Texwinca Holdings Ltd. (Consumer Durables & Apparel)	28,217
87,000	The Hongkong & Shanghai Hotels (Consumer Services)	161,068
170,000	Tian An China Investment (Real Estate)	257,877
24,000	VTech Holdings Ltd. (Technology Hardware & Equipment)	204,938
100,000	Xinyi Glass Holdings Co. Ltd. (Automobiles & Components)	136,511

		4,212,315

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
October 31, 2007

Shares	Description	Value
Common Stocks – (continued)

Ireland – 0.7%
47,538	Greencore Group PLC (Food, Beverage & Tobacco)	$323,653
329	Irish Continental Group PLC* (Transportation)	12,384
21,225	Paddy Power PLC (Consumer Services)	880,224

		1,216,261

Italy – 4.3%
29,520	Azimut Holding SpA (Diversified Financials)	509,000
10,008	Beni Stabili SpA (Real Estate)	12,709
24,446	Biesse SpA (Capital Goods)	763,683
22,508	Brembo SpA (Automobiles & Components)	316,211
12,818	CIR-Compagnie Industriali Riunite SpA (Capital Goods)	53,256
198,619	Cofide SpA (Capital Goods)	364,467
15,699	Credito Artigiano SpA (Banks)	91,063
14,267	Datalogic SpA (Technology Hardware & Equipment)	130,670
17,122	De’Longhi SpA (Consumer Durables & Apparel)	119,627
4,910	Ducati Motor Holding SpA* (Automobiles & Components)	14,147
1,217	Engineering Ingegneria Informatica SpA (Software & Services)	59,966
6,637	IMMSI SpA (Automobiles & Components)	17,517
26,123	Indesit Co. SpA (Consumer Durables & Apparel)	464,798
8,521	Industria Macchine Automatiche SpA (Capital Goods)	196,403
80,075	Iride SpA (Utilities)	305,495
23,848	Istituto Finanziario Industriale SpA Preference Shares* (Diversified Financials)	997,116
4,935	Italmobiliare SpA (Materials)	607,783
996	Italmobiliare SpA RNC (Materials)	83,634
8,156	MARR SpA (Food & Staples Retailing)	93,608
73,519	Premuda SpA (Energy)	185,175
66,531	RCS MediaGroup SpA (Media)	364,348
201	Sabaf SpA (Consumer Durables & Apparel)	7,412
1,918	SAES Getters SpA (Technology Hardware & Equipment)	64,811
570	SAES Getters SpA RNC (Technology Hardware & Equipment)	16,761
291,996	Saras SpA (Energy)	1,768,668
85,852	Sirti SpA (Technology Hardware & Equipment)	334,927
4,497	Sogefi SpA (Automobiles & Components)	43,427

		7,986,682

Japan – 23.7%
20,000	Aida Engineering Ltd. (Capital Goods)	119,163
82,900	Alpine Electronics, Inc. (Consumer Durables & Apparel)	1,332,688
1,500	AOC Holdings, Inc. (Energy)	23,027
273	Aplix Corp.* (Software & Services)(a)	393,549
3,900	Arcs Co. Ltd. (Food & Staples Retailing)	58,255
1,200	Arisawa Manufacturing Co. Ltd. (Technology Hardware & Equipment)	12,069
5,000	Asahi Diamond Industrial Co. Ltd. (Capital Goods)	35,351
300	Asset Managers Co. Ltd. (Diversified Financials)(a)	511,868
15,000	Atsugi Co. Ltd. (Consumer Durables & Apparel)	20,890
130,000	Bando Chemical Industries Ltd. (Capital Goods)	638,736
250	Belluna Co. Ltd. (Retailing)	2,592
17,700	Canon Finetech, Inc. (Technology Hardware & Equipment)	297,750
9,600	Cawachi Ltd. (Food & Staples Retailing)	258,912
30,500	Century Leasing System, Inc. (Diversified Financials)	318,617
13,600	Chiyoda Integre Co. Ltd. (Capital Goods)	238,462
2,000	Chugai Ro Co. Ltd. (Capital Goods)	7,880
6,400	Circle K Sunkus Co. Ltd. (Food & Staples Retailing)	97,893
55,300	CKD Corp. (Capital Goods)	521,306
28,500	CMK Corp. (Technology Hardware & Equipment)	283,920
24	Coca-Cola Central Japan Co. Ltd. (Food, Beverage & Tobacco)	178,546
81,000	Cosmos Initia Co. Ltd. (Real Estate)	298,521
77	Creed Corp. (Real Estate)	232,316
54	DA Office Investment Corp. (REIT) (Real Estate)	358,507
10,000	Daihen Corp. (Capital Goods)	70,026
10,000	Daiichi Jitsugyo Co. Ltd. (Capital Goods)	51,460
27,000	Daiichikosho Co. Ltd. (Media)	319,625
12,000	Daiwa Industries Ltd. (Capital Goods)	83,562

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Shares	Description	Value
Common Stocks – (continued)

Japan – (continued)
21,400	Don Quijote Co. Ltd. (Retailing)	$435,228
5,600	Doshisha Co. Ltd. (Retailing)	95,012
7,200	DTS Corp. (Software & Services)	145,985
35,600	Duskin Co. Ltd. (Retailing)	603,010
4,900	Earth Chemical Co. Ltd. (Materials)	119,087
100	Eizo Nanao Corp. (Technology Hardware & Equipment)	3,362
9	Frontier Real Estate Investment Corp. (REIT) (Real Estate)	70,378
31,100	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	694,125
7	Fukuoka REIT Corp. (Real Estate)	54,075
600	Funai Electric Co. Ltd. (Consumer Durables & Apparel)	25,510
2	Funai Zaisan Consultants Co. Ltd. (Real Estate)	4,317
17,800	Futaba Industrial Co. Ltd. (Automobiles & Components)	500,382
17,700	Fuyo General Lease Co. Ltd. (Diversified Financials)	586,304
2,000	Gakken Co. Ltd. (Media)	5,716
5	Global One Real Estate Investment Corp. (REIT) (Real Estate)	59,672
1,500	Glory Ltd. (Capital Goods)	49,814
32,000	H2O Retailing Corp. (Retailing)	267,095
2	Hankyu REIT, Inc. (Real Estate)	16,630
2,100	Heiwado Co. Ltd. (Food & Staples Retailing)	35,717
23,600	Hitachi Information Systems Ltd. (Software & Services)	545,329
109,000	Hitachi Kokusai Electric, Inc. (Technology Hardware & Equipment)	1,426,405
5,200	Hitachi Systems & Services Ltd. (Software & Services)	113,198
44,600	Hitachi Transport System Ltd. (Transportation)	526,100
234	IDU Co. (Real Estate)	362,286
12,000	Inabata & Co. Ltd. (Capital Goods)	79,559
4,300	Ines Corp. (Software & Services)	21,434
18,900	INTEC Holdings Ltd. (Software & Services)	276,616
29,300	Itochu Enex Co. Ltd. (Energy)	214,116
18,000	Itoham Foods, Inc. (Food, Beverage & Tobacco)	70,370
35,200	Itoki Corp. (Commercial Services & Supplies)	263,561
13,900	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	209,045
4	Japan Excellent, Inc. (REIT) (Real Estate)	31,732
12	Japan Hotel and Resort, Inc. (REIT) (Real Estate)	41,112
17	Japan Logistics Fund, Inc. (REIT) (Real Estate)	121,846
21,000	Japan Radio Co. Ltd. (Technology Hardware & Equipment)	77,491
14,400	Joint Corp. (Real Estate)	409,178
114,000	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	791,056
4,100	Kanto Auto Works Ltd. (Automobiles & Components)	55,964
4,000	Kanto Natural Gas Development Ltd. (Energy)	25,183
1,100	Kato Sangyo Co. Ltd. (Retailing)	13,030
78,000	Kato Works Co. Ltd. (Capital Goods)	471,393
27	Kenedix, Inc. (Real Estate)	59,581
14	Kenedix Realty Investment Corp. (REIT) (Real Estate)	97,484
47	KK DaVinci Advisors* (Real Estate)	49,035
2,700	Kobayashi Pharmaceutical Co. Ltd. (Household & Personal Products)	86,270
9,400	Kohnan Shoji Co. Ltd. (Retailing)	152,953
3,100	Kokuyo Co. Ltd. (Commercial Services & Supplies)	27,333
13,600	Komori Corp. (Capital Goods)	359,699
12,000	KUREHA Corp. (Materials)	54,934
1,000	Kurimoto Ltd. (Materials)	3,252
24,200	Kuroda Electric Co. Ltd. (Capital Goods)	390,983
76,000	Kyorin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	905,357
11,000	Kyowa Exeo Corp. (Capital Goods)	98,986
28,000	Lion Corp. (Household & Personal Products)	131,775
46,000	Maeda Road Construction Co. Ltd. (Capital Goods)	382,163
14,000	Makino Milling Machine Co. Ltd. (Capital Goods)	146,478
11,200	Mandom Corp. (Household & Personal Products)	277,837
1,100	Marubun Corp. (Technology Hardware & Equipment)	9,503
24,000	Maruzen Showa Unyu Co. Ltd. (Transportation)	83,777
1,000	Max Co. Ltd. (Capital Goods)	11,612
8	MID REIT, Inc. (REIT) (Real Estate)	35,200

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
October 31, 2007

Shares	Description	Value
Common Stocks – (continued)

Japan – (continued)
49,700	Mikuni Coca-Cola Bottling Co. Ltd. (Food, Beverage & Tobacco)	$552,654
1,400	Miraca Holdings, Inc. (Health Care Equipment & Services)	33,051
192,000	Mitsubishi Paper Mills Ltd. (Materials)	382,829
10,500	Mitsubishi Pencil Co. Ltd. (Commercial Services & Supplies)	153,922
15	MORI TRUST Sogo Reit, Inc. (Real Estate)	160,236
3,000	Morinaga & Co. Ltd. (Food, Beverage & Tobacco)	6,370
3,200	Nafco Co. Ltd. (Retailing)	66,755
14,000	NEC Fielding Ltd. (Software & Services)	166,262
468	NET One Systems Co. Ltd. (Software & Services)	569,268
2,700	Neturen Co. Ltd. (Materials)	38,734
42,000	Nice Holdings, Inc. (Retailing)	133,177
2,000	Nichias Corp. (Capital Goods)	15,271
3,000	Nihon Yamamura Glass Co. Ltd. (Materials)	7,193
10,000	Nippei Toyama Corp. (Capital Goods)	89,043
28,000	Nippo Corp. (Capital Goods)	229,588
3	Nippon Accommodations Fund, Inc. (REIT) (Real Estate)	17,953
8,000	Nippon Chemi-Con Corp. (Technology Hardware & Equipment)	63,457
80	Nippon Commercial Investment Corp. (REIT) (Real Estate)	347,446
83,000	Nippon Konpo Unyu Soko Co. Ltd. (Transportation)	1,107,561
12	Nippon Residential Investment Corp. (REIT) (Real Estate)	60,686
60,000	Nippon Shinyaku Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	584,083
52,700	Nippon Signal Co. Ltd. (Capital Goods)	317,555
25,000	Nipro Corp. (Health Care Equipment & Services)	476,979
123,000	Nissan Shatai Co. Ltd. (Automobiles & Components)	990,963
44,000	Nissin Corp. (Transportation)	156,691
94,000	Nissin Electric Co. Ltd. (Capital Goods)	547,518
3,900	Nissin Healthcare Food Service Co. Ltd. (Consumer Services)	47,732
22,300	Nitta Corp. (Capital Goods)	477,430
36,000	Nittetsu Mining Co. Ltd. (Materials)	275,455
15,300	Oiles Corp. (Capital Goods)	330,777
27,000	OKK Corp. (Capital Goods)	80,542
5,000	Okuwa Co. Ltd. (Food & Staples Retailing)	69,489
49	Orix JREIT, Inc. (REIT) (Real Estate)	325,574
1,500	Osaka Steel Co. Ltd. (Materials)	23,320
400	Otsuka Kagu Ltd. (Retailing)	6,444
8,400	Right On Co. Ltd. (Retailing)(a)	100,634
6,000	Riso Kagaku Corp. (Technology Hardware & Equipment)	117,233
1,900	Roland Corp. (Consumer Durables & Apparel)	57,944
20,900	Ryosan Co. Ltd. (Technology Hardware & Equipment)	520,979
24,900	Saizeriya Co. Ltd. (Consumer Services)	436,819
19,000	Sakai Chemical Industry Co. Ltd. (Materials)	111,862
400	San-A Co. Ltd. (Food & Staples Retailing)	12,718
59,000	San-Ai Oil Co. Ltd. (Energy)	253,153
31,200	Sanshin Electronics Co. Ltd. (Technology Hardware & Equipment)	441,713
4,000	Sanyo Denki Co. Ltd. (Capital Goods)	22,837
12,000	Sanyo Special Steel Co. Ltd. (Materials)	81,049
600	Seijo Corp. (Food & Staples Retailing)	13,101
148,000	Seika Corp. (Capital Goods)	402,629
1,000	Seiko Holdings Corp. (Consumer Durables & Apparel)	5,465
40,000	Sekisui Jushi Corp. (Capital Goods)	346,921
10,000	Senko Co. Ltd. (Transportation)	30,692
21,100	Shimachu Co. Ltd. (Retailing)	607,455
1,000	Shindengen Electric Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,168
3,100	Shinkawa Ltd. (Semiconductors & Semiconductor Equipment)	56,840
1,000	Shinko Shoji Co. Ltd. (Technology Hardware & Equipment)	17,021
102,000	Shinmaywa Industries Ltd. (Capital Goods)	478,873
49,000	Shinsho Corp. (Capital Goods)	205,649
200	Sho-Bond Corp. (Capital Goods)	2,218
19,000	Showa Corp. (Automobiles & Components)	185,446
7,000	Sinanen Co. Ltd. (Energy)	35,221

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Shares	Description	Value
Common Stocks – (continued)

Japan – (continued)
18,700	Sumisho Computer Systems Corp. (Software & Services)	$339,104
27,000	Sumitomo Forestry Co. Ltd. (Consumer Durables & Apparel)	202,338
54,000	Sumitomo Seika Chemicals Co. Ltd. (Materials)	253,434
701	Suncity Co. Ltd. (Real Estate)	334,348
2,800	T. Hasegawa Co. Ltd. (Food, Beverage & Tobacco)	49,446
56,000	Takasago International Corp. (Materials)	413,954
50	Take And Give Needs Co. Ltd. (Consumer Services)	11,935
4,200	The Aichi Bank Ltd. (Banks)	382,831
1,400	The Bank of Okinawa Ltd. (Banks)	48,278
1,200	The Chiba Kogyo Bank Ltd.* (Banks)	14,863
1,000	The Daishi Bank Ltd. (Banks)	4,371
86,000	The Higashi-Nippon Bank Ltd. (Banks)	326,665
4,000	The Juroku Bank Ltd. (Banks)	24,204
141,000	The Keiyo Bank Ltd. (Banks)	727,856
23,000	The Mie Bank Ltd. (Banks)	115,711
9,000	The Nippon Synthetic Chemical Industry Co. Ltd. (Materials)	60,094
1,000	The Ogaki Kyoritsu Bank Ltd. (Banks)	5,593
74,000	The San-In Godo Bank Ltd. (Banks)	666,296
23,000	The Sumitomo Warehouse Co. Ltd. (Transportation)	132,526
10,000	The Tochigi Bank Ltd. (Banks)	58,052
10	The Tokyo Star Bank Ltd. (Banks)	29,410
1,400	TIS, Inc. (Software & Services)	24,397
800	TKC Corp. (Software & Services)	15,096
2,300	Tocalo Co. Ltd. (Capital Goods)	44,647
9,600	Toho Pharmaceutical Co. Ltd. (Health Care Equipment & Services)	169,132
700	Tokai Rubber Industries, Inc. (Automobiles & Components)	13,776
102,000	Tokai Tokyo Securities Co. Ltd. (Diversified Financials)	549,626
3,620	Token Corp. (Consumer Durables & Apparel)	170,727
9,700	Tokyu Livable, Inc. (Real Estate)	197,135
5	Tokyu REIT, Inc. (Real Estate)	44,990
31,700	Topre Corp. (Automobiles & Components)	358,298
257,000	Topy Industries Ltd. (Materials)	767,858
13	Tosei Corp. (Real Estate)	10,691
121,000	Toshiba TEC Corp. (Technology Hardware & Equipment)	775,700
32,500	Towa Real Estate Development Co. Ltd. (Real Estate)	84,791
8,400	Trusco Nakayama Corp. (Capital Goods)	123,539
90,000	Tsubakimoto Chain Co. (Capital Goods)	621,835
68	TV Asahi Corp. (Media)	118,391
3,000	Uchida Yoko Co. Ltd. (Commercial Services & Supplies)	13,210
20	United Urban Investment Corp. (REIT) (Real Estate)	146,300
87,200	Urban Corp. (Real Estate)	1,527,487
4,400	Yamato Kogyo Co. Ltd. (Materials)	205,800
4,900	Yamazen Corp. (Capital Goods)	26,008
87,000	Yodogawa Steel Works Ltd. (Materials)	469,470
7,000	Yokohama Reito Co. Ltd. (Retailing)	53,513
1,500	Yonekyu Corp. (Food, Beverage & Tobacco)	13,857
5,000	Yurtec Corp. (Capital Goods)	28,663
122	Zephyr Co. Ltd. (Consumer Durables & Apparel)	202,326

		44,486,346

Luxembourg – 0.1%
3,800	Oriflame Cosmetics SA SDR (Household & Personal Products)	230,202

Netherlands – 3.2%
65,906	ASM International NV (Semiconductors & Semiconductor Equipment)(a)	1,867,736
796	Boskalis Westminster CVA (Capital Goods)	48,616
33,573	Draka Holding (Capital Goods)	1,465,224
12,158	Exact Holding NV (Software & Services)	541,292
287	Gamma Holding NV (Consumer Durables & Apparel)	23,111
6,974	Hunter Douglas NV (Consumer Durables & Apparel)	652,341
105	KAS Bank NV CVA (Diversified Financials)	3,962
6,157	Nutreco Holding NV (Food, Beverage & Tobacco)	420,916
6,005	OCE NV (Technology Hardware & Equipment)	120,978
351	Smit Internationale NV (Transportation)	34,080

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
October 31, 2007

Shares	Description	Value
Common Stocks – (continued)

Netherlands – (continued)
1,779	TKH Group NV CVA (Technology Hardware & Equipment)	$45,535
1,230	TomTom NV* (Consumer Durables & Apparel)	98,437
5,660	Wereldhave NV (Real Estate)	676,106

		5,998,334

New Zealand – 0.4%
197,507	Air New Zealand Ltd. (Transportation)	324,594
101,508	AMP NZ Office Trust (Real Estate)	105,066
3,307	Fisher & Paykel Healthcare Corp. (Health Care Equipment & Services)	8,310
7,670	Infratil Ltd. (Transportation)	18,129
170,252	Kiwi Income Property Trust (Real Estate)	191,947

		648,046

Norway – 1.2%
3,980	Aker ASA Class A (Energy)	288,234
18,100	Cermaq ASA (Food, Beverage & Tobacco)	278,731
483,000	DNO ASA* (Energy)	906,136
14,800	Ementor ASA* (Software & Services)	123,864
4,050	Ganger Rolf A/S (Energy)	169,602
11,400	Hafslund ASA Class B (Utilities)	338,826
1,100	Norwegian Air Shuttle AS* (Transportation)	33,112
8,000	Sparebanken Midt-Norge (Banks)	114,711
3,100	Sparebanken Nord-Norge (Banks)	80,655

		2,333,871

Portugal – 0.3%
17,981	Jeronimo Martins SGPS SA (Food & Staples Retailing)	133,900
25,772	Semapa-Sociedade de Investimento e Gestao (Materials)	420,237
2,437	Sonae Industria SGPS SA* (Materials)	29,684

		583,821

Singapore – 1.4%
19,000	Allco Commercial Real Estate Investment Trust (REIT) (Real Estate)	13,460
95,000	Banyan Tree Holdings Ltd. (Consumer Services)	138,776
24,000	CapitaRetail China Trust* (REIT) (Real Estate)	46,380
42,000	CDL Hospitality Trusts (REIT) (Real Estate)	72,185
191,000	Datacraft Asia Ltd. (Technology Hardware & Equipment)	217,385
1,000	Elec & Eltek International Co. Ltd. (Technology Hardware & Equipment)	1,940
6,000	Fortune Real Estate Investment Trust (REIT) (Real Estate)	4,529
18,000	Haw Par Corp. Ltd. (Capital Goods)	98,987
1,000	Ho Bee Investment Ltd. (Real Estate)	1,282
44,000	Hong Leong Finance Ltd. (Diversified Financials)	120,272
35,000	Kim Eng Holdings Ltd. (Diversified Financials)	56,098
232,000	Macquarie MEAG Prime REIT (Real Estate)	192,950
105,000	OSIM International Ltd. (Retailing)	45,246
29,000	Singapore Airport Terminal Services Ltd. (Transportation)	60,439
58,000	Singapore Petroleum Co. Ltd. (Energy)	331,217
113,000	SMRT Corp. Ltd. (Transportation)	138,601
122,000	United Engineers Ltd. (Capital Goods)	346,488
21,000	WBL Corp. Ltd. (Technology Hardware & Equipment)	57,599
249,000	Wing Tai Holdings Ltd. (Real Estate)	601,981

		2,545,815

Spain – 3.3%
9,311	Amper SA (Technology Hardware & Equipment)	169,836
534	Banco Pastor SA (Banks)	9,126
1,755	Baron de Ley* (Food, Beverage & Tobacco)	127,096
2,357	Bolsas y Mercados Espanoles (Diversified Financials)	164,815
13,597	Cia de Distribucion Integral Logista SA (Retailing)	1,062,311
38,797	Duro Felguera SA (Capital Goods)	500,737
6,120	General de Alquiler de Maquinaria* (Capital Goods)	220,402
46,836	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,242,573
10,236	Obrascon Huarte Lain SA (Capital Goods)	463,941
3,199	Pescanova SA (Food, Beverage & Tobacco)	183,166
757	Tecnicas Reunidas SA (Capital Goods)	63,749
21,812	Tubacex SA (Materials)	246,977

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Shares	Description	Value
Common Stocks – (continued)

Spain – (continued)
17,407	Vidrala SA (Materials)	$705,824
39,466	Viscofan SA (Food, Beverage & Tobacco)	1,019,344

		6,179,897

Sweden – 3.5%
30,800	Castellum AB (Real Estate)	391,908
114,400	Hufvudstaden AB Class A (Real Estate)	1,260,414
7,800	Intrum Justitia AB (Commercial Services & Supplies)	124,999
31,900	JM AB (Consumer Durables & Apparel)	711,840
4,600	Kinnevik Investment AB (Diversified Financials)	114,623
35,600	Kungsleden AB (Real Estate)(a)	509,759
4,000	Mekonomen AB (Retailing)	89,263
6,700	NCC AB Class B (Capital Goods)	167,377
5,400	Nolato AB Class B (Technology Hardware & Equipment)	48,771
1,900	OMX AB (Diversified Financials)	80,045
106,200	PA Resources AB* (Energy)	1,177,893
4,400	Peab AB (Capital Goods)	40,061
48,400	Ratos AB Class B (Diversified Financials)	1,428,002
20,500	Wallenstam Byggnads AB Class B (Real Estate)	381,553

		6,526,508

Switzerland – 4.9%
27,064	Actelion Ltd.* (Pharmaceuticals, Biotechnology & Life Sciences)	1,346,252
2,853	Ascom Holding AG* (Technology Hardware & Equipment)	34,540
8,310	Baloise Holding AG (Insurance)	884,981
69	Bank Sarasin & Cie AG Class B (Diversified Financials)	326,161
9,240	Bobst Group AG (Capital Goods)	686,803
863	Burckhardt Compression Holding AG (Capital Goods)	262,883
2,420	Daetwyler Holding AG (Capital Goods)	195,229
1,765	Dufry Group (Retailing)	195,028
128	Energiedienst Holding AG* (Utilities)	74,961
162	Financiere Tradition (Diversified Financials)	31,321
739	Forbo Holding AG* (Consumer Durables & Apparel)	445,417
81	Galenica AG (Health Care Equipment & Services)	39,266
873	Georg Fischer AG* (Capital Goods)	656,772
8,562	Huber & Suhner AG (Capital Goods)	519,029
3,369	Inficon Holding AG (Technology Hardware & Equipment)	620,972
335	Phoenix Mecano AG (Technology Hardware & Equipment)	159,309
15	Raetia Energie AG (Utilities)	6,030
2,318	Rieter Holding AG (Automobiles & Components)	1,348,196
428	Sika AG (Materials)	848,612
6,275	Tecan Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	420,940

		9,102,702

United Kingdom – 19.7%
66,849	Amlin PLC (Insurance)	448,157
85,936	Anite PLC (Software & Services)	113,720
32,149	Axon Group PLC (Software & Services)	591,646
25,856	BBA Aviation PLC (Transportation)	130,228
262,074	Beazley Group PLC (Insurance)	944,642
40,959	Brit Insurance Holdings PLC (Insurance)	277,278
63,552	Britvic PLC (Food, Beverage & Tobacco)	475,615
91,673	Brixton PLC (REIT) (Real Estate)	709,135
50,541	Cape PLC* (Capital Goods)	274,944
73,157	Charlemagne Capital Ltd. (Diversified Financials)	114,310
2,699	Charter PLC* (Capital Goods)	61,071
103,910	Chaucer Holdings PLC (Insurance)	253,320
393,545	Collins Stewart PLC (Diversified Financials)	1,756,055
126,577	Colt Telecom Group SA* (Telecommunication Services)	477,031
76,455	Computacenter PLC (Software & Services)	328,190
150,198	Cookson Group PLC (Capital Goods)	2,612,239
32,766	Dairy Crest Group PLC (Food, Beverage & Tobacco)	411,147
33,563	Davis Service Group PLC (Commercial Services & Supplies)	381,325
44,000	De La Rue PLC (Commercial Services & Supplies)	752,200
49,825	Delta PLC (Materials)	137,001
19,308	Dicom Group PLC (Software & Services)	77,190
526,245	Dimension Data Holdings PLC (Software & Services)	684,707
20,222	Drax Group PLC (Utilities)	284,755

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
October 31, 2007

Shares	Description	Value
Common Stocks – (continued)

United Kingdom – (continued)
304,290	DS Smith PLC (Materials)	$1,466,595
134,999	Elementis PLC (Materials)	278,229
686	Fenner PLC (Capital Goods)	3,985
137,247	Filtrona PLC (Materials)	735,537
6,534	Foseco PLC (Materials)	38,766
41,240	Future PLC (Media)	40,088
31,138	GCAP Media PLC (Media)	117,392
1,167	Go-Ahead Group PLC (Transportation)	65,662
42,338	Greene King PLC (Consumer Services)	800,339
12,836	Greggs PLC (Food, Beverage & Tobacco)	1,337,830
89,574	Highway Insurance Holdings PLC (Insurance)	146,381
203,068	Hiscox Ltd. (Insurance)	1,215,765
8,568	HSBC Infrastructure Co. Ltd. (Diversified Financials)	20,148
25,852	ITE Group PLC (Commercial Services & Supplies)	94,424
54,162	JKX Oil & Gas PLC (Energy)	441,363
4,463	John Wood Group PLC (Energy)	38,896
88,940	Johnston Press PLC (Media)	557,026
375,389	Kcom Group PLC (Telecommunication Services)	520,099
10,151	Keller Group PLC (Capital Goods)	240,391
30,233	Laird Group PLC (Technology Hardware & Equipment)	400,792
7,928	Marshalls PLC (Materials)	53,346
38,643	Melrose PLC (Capital Goods)	153,673
12,326	Micro Focus International PLC (Software & Services)	75,426
47,731	Morgan Sindall PLC (Capital Goods)	1,634,724
24,348	Morse PLC (Software & Services)	53,664
235	N Brown Group PLC (Retailing)	1,416
8,613	Nestor Healthcare Group PLC (Health Care Equipment & Services)	16,942
68,542	NETeller PLC* (Diversified Financials)	102,319
201,219	Petrofac Ltd. (Energy)	2,163,698
27,419	Provident Financial PLC (Diversified Financials)	504,756
33,986	Rank Group PLC (Consumer Services)	72,668
9,870	Regal Petroleum PLC* (Energy)	36,827
1,364,037	Regus Group PLC (Commercial Services & Supplies)	3,125,252
125,865	Rightmove PLC (Media)	1,560,010
57,445	Robert Walters PLC (Commercial Services & Supplies)	315,920
14,243	Robert Wiseman Dairies PLC (Food, Beverage & Tobacco)	139,534
5,947	ROK PLC (Capital Goods)	23,159
16,407	RPC Group PLC (Materials)	95,437
1,072	Salamander Energy PLC* (Energy)	5,812
14,476	Severfield-Rowen PLC (Capital Goods)	184,190
17,604	Soco International PLC* (Energy)	817,288
80,056	Southern Cross Healthcare Ltd. (Health Care Equipment & Services)	1,006,612
25,057	St. Ives Group PLC (Media)	148,805
148,603	Taylor Nelson Sofres PLC (Media)	667,805
66,530	The Weir Group PLC (Capital Goods)	1,230,388
13,991	THUS Group PLC* (Telecommunication Services)	43,010
20,921	Trinity Mirror PLC (Media)	175,517
163,321	UK Coal PLC* (Energy)	1,737,773
2,529	Vanco PLC* (Telecommunication Services)	10,067

		37,011,652

TOTAL COMMON STOCKS
(Cost $174,848,704)		$182,658,983

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation – 0.9%

JPMorgan Chase Euro – Time Deposit
$1,672,221	4.563%	11/01/07	$1,672,221
(Cost $1,672,221)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $176,520,925)			$184,331,204

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

	Interest
Shares	Rate	Value
Securities Lending Collateral – 2.4%(b)

Boston Global Investment Trust – Enhanced Portfolio
4,539,417	5.300%	$4,539,417
(Cost $4,539,417)

TOTAL INVESTMENTS – 100.8%
(Cost $181,060,342)		$188,870,621

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(1,470,604)

NET ASSETS – 100.0%		$187,400,017

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2007.

Investment Abbreviations:
CVA	—	Dutch Certification
REIT	—	Real Estate Investment Trust
RNC	—	Risparmio Non-Convertible Savings Shares
SDR	—	Special Drawing Rights

As a % of
Net Assets
Investments Industry Classifications†

Automobiles & Components	3.2%
Banks	1.6
Capital Goods	17.5
Commercial Services & Supplies	3.5
Consumer Durables & Apparel	3.1
Consumer Services	1.9
Diversified Financials	5.4
Energy	7.2
Food & Staples Retailing	0.4
Food, Beverage & Tobacco	4.1
Health Care Equipment & Services	2.8
Household & Personal Products	0.4
Insurance	3.1
Materials	10.2
Media	4.0
Pharmaceuticals, Biotechnology & Life Sciences	3.8
Real Estate	8.2
Retailing	2.4
Semiconductors & Semiconductor Equipment	1.1
Short-term Investments#	3.3
Software & Services	3.5
Technology Hardware & Equipment	5.0
Telecommunication Services	0.6
Transportation	2.7
Utilities	1.8

TOTAL INVESTMENTS	100.8%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term investments include short-term obligation and securities lending collateral.
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At October 31, 2007 the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

Dow Jones EURO STOXX 50	21	December 2007	$1,370,097	$11,611
FTSE 100 Index	7	December 2007	982,251	15,460
HKFE Hang Seng Index	1	December 2007	202,316	6,189
SPI 200 Index	3	December 2007	474,595	6,499
TOPIX Index	7	December 2007	980,843	16,384

TOTAL				$56,143

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments
October 31, 2007

Shares	Description	Value
Common Stocks – 94.7%

Brazil – 7.8%
14,700	Banco Bradesco SA Preference Shares ADR (Banks)	$502,005
17,550	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Utilities)	912,951
12,100	Companhia Siderurgica Nacional SA ADR (Materials)(a)	966,790
36,900	Petroleo Brasileiro SA ADR (Energy)	3,528,747
20,800	Telesp-Telecomunicacoes de Sao Paulo SA ADR (Telecommunication Services) (a)	711,776
3,100	Telemig Celular Participacoes SA Preference Shares ADR (Telecommunication Services)	192,727
4,810	Unibanco-Uniao de Bancos Brasileiros SA GDR (Banks)	760,172

		7,575,168

China – 10.4%
1,000	Baidu.com ADR* (Software & Services)	382,490
75,000	Bank of China Ltd. Class H (Banks)	49,449
2,909,000	China Construction Bank Corp. Class H (Banks)	3,307,140
166,000	China Life Insurance Co. Ltd. (Insurance)	1,108,050
332,000	China Merchants Bank Co. Ltd. Class H (Banks)	1,711,885
628,000	PetroChina Co. Ltd. Class H (Energy)	1,621,442
140,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	1,966,708

		10,147,164

Hong Kong – 7.9%
218,000	Beijing Enterprises Holdings Ltd. (Capital Goods)	1,356,010
228,500	China Mobile Ltd. (Telecommunication Services)	4,723,887
1,580,000	China Pharmaceutical Group Ltd.* (Pharmaceuticals, Biotechnology & Life Sciences)	788,276
75,000	Citic Pacific Ltd. (Capital Goods)	472,941
422,000	Shenzhen Investment Ltd. (Real Estate)	407,966

		7,749,080

Hungary – 2.5%
75,619	Fotex PLC* (Retailing)	437,887
181,866	Magyar Telekom Telecommunications PLC (Telecommunication Services)	980,681
19,150	OTP Bank Nyrt (Banks)	1,041,864

		2,460,432

India – 1.9%
111,832	India Cements Ltd. (Materials)	810,893
31,370	Oil & Natural Gas Corp. Ltd. (Energy)	999,539

		1,810,432

Indonesia – 1.1%
386,000	PT Astra International Tbk (Automobiles & Components)	1,099,203

Malaysia – 1.7%
163,900	AMMB Holdings Berhad (Diversified Financials)	208,733
243,200	KLCC Property Holdings Berhad (Real Estate)	259,576
278,400	PPB Group Berhad (Food, Beverage & Tobacco)	810,475
325,700	Resorts World Berhad (Consumer Services)	377,347

		1,656,131

Mexico – 3.6%
12,430	Cemex SAB de CV ADR* (Materials)	381,228
18,720	Coca-Cola Femsa SAB de CV ADR (Food, Beverage & Tobacco)	867,110
16,400	Grupo Aeroportuario del Pacifico SA de CV ADR (Transportation)	860,180
12,500	Grupo Elektra SA de CV (Retailing)	287,222
69,000	Grupo Mexico SAB de CV Class B (Materials)	627,714
17,240	Grupo Televisa SA ADR (Media)	428,414
2,230	Telefonos de Mexico SAB de CV ADR Class L (Telecommunication Services)	81,551

		3,533,419

Philippines – 1.1%
13,980	Globe Telecom, Inc. (Telecommunication Services)	547,523
118,800	Manila Electric Co. (Utilities)	227,386
500	Philippine Long Distance Telephone Co. ADR (Telecommunication Services)	34,300
31,220	SM Investments Corp. (Capital Goods)	274,962

		1,084,171

Poland – 1.6%
11,246	KGHM Polska Miedz SA (Materials)	613,542
39,959	Polski Koncern Naftowy Orlen SA* (Energy)	925,758

		1,539,300

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Russia – 4.3%
2,650	Evraz Group SA GDR (Materials)	$200,870
8,863	MMC Norilsk Nickel ADR (Materials)	2,601,291
10,400	Mobile TeleSystems OJSC ADR (Telecommunication Services)	863,200
10,100	OAO Gazprom ADR (Energy)	507,525

		4,172,886

South Africa – 8.2%
85,449	ABSA Group Ltd. (Banks)	1,717,542
143,072	Aveng Ltd. (Capital Goods)	1,412,196
37,785	Exxaro Resources Ltd. (Materials)	613,956
93,353	Nedbank Group Ltd. (Banks)	2,058,310
15,013	Sasol Ltd. (Energy)	767,267
78,605	Standard Bank Group Ltd. (Banks)	1,426,063

		7,995,334

South Korea – 16.2%
9,880	Hanjin Heavy Ind & Const Holdings Co. Ltd. (Capital Goods)	633,706
2,724	Hanjin Shipping Co. Ltd. (Transportation)	159,286
3,365	Hyundai Department Store Co. Ltd. (Retailing)	470,737
12,074	Hyundai Steel Co. (Materials)	1,204,010
85,970	Industrial Bank of Korea (Banks)	1,762,518
179	KCC Corp. (Capital Goods)	132,509
2,057	Korea Iron & Steel Co. Ltd. (Materials)	203,584
1,488	KT&G Corp. (Food, Beverage & Tobacco)	120,035
12,862	Kumho Industrial Co. Ltd. (Capital Goods)	1,195,066
10,058	LG Corp. (Capital Goods)	920,402
2,642	Lotte Shopping Co. Ltd. (Retailing)	1,239,449
1,398	POSCO (Materials)	1,019,469
10,914	Samsung Corp. (Capital Goods)	1,010,079
6,998	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,314,953
2,254	SK Holdings Co. Ltd. (Capital Goods)	677,048
27,440	Woori Finance Holdings Co. Ltd. (Banks)	597,273
4,110	Woori Investment & Securities Co. Ltd. (Diversified Financials)	126,700

		15,786,824

Taiwan – 15.9%
831,000	Asustek Computer, Inc. (Technology Hardware & Equipment)	2,950,469
593,000	Chi Mei Optoelectronics Corp. (Technology Hardware & Equipment)	858,882
1,568,000	Chunghwa Picture Tubes Ltd.* (Technology Hardware & Equipment)	658,626
1,832,000	Compal Electronics, Inc. (Technology Hardware & Equipment)	2,340,291
575,000	Formosa Chemicals & Fibre Corp. (Materials)	1,555,409
865,000	Formosa Taffeta Co. Ltd. (Consumer Durables & Apparel)	986,885
2,462,000	KGI Securities Co. Ltd. (Diversified Financials)	1,415,835
38,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	751,970
964,000	Micro-Star International Co. Ltd. (Technology Hardware & Equipment)	1,032,525
644,000	Nan Ya Plastics Corp. (Materials)	1,936,419
45,000	Quanta Computer, Inc. (Technology Hardware & Equipment)	75,690
111,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	232,992
1,080,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	708,333

		15,504,326

Thailand – 4.3%
210,400	PTT Chemical PCL (Materials)	855,436
456,200	PTT Exploration & Production PCL (Energy)	2,192,349
1,320,800	Rayong Refinery PCL (Energy)	988,045
42,600	Siam Commercial Bank PCL (Banks)	118,455

		4,154,285

Turkey – 6.2%
26,428	Akcansa Cimento AS (Materials)	194,307
194,602	Aygaz AS (Utilities)	916,355
755,831	Dogan Sirketler Grubu Holdings* (Capital Goods)	1,684,317
505,354	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D* (Materials)	581,589
57,851	Petkim Petrokimya Holding* (Materials)	481,650

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
October 31, 2007

Shares	Description	Value
Common Stocks – (continued)

Turkey – (continued)
68,893	Turkcell Iletisim Hizmet AS (Telecommunication Services)	$674,429
158,228	Turkiye Garanti Bankasi AS (Banks)	1,470,306

		6,002,953

TOTAL COMMON STOCKS
(Cost $84,316,152)		$92,271,108

Exchange Traded Fund – 1.5%

Other – 1.5%
8,850	iShares MSCI Emerging Markets Index Fund(a)	$1,479,632
(Cost $1,354,277)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation – 0.3%

JPMorgan Chase Euro – Time Deposit
$296,070	4.563%	11/01/07	$296,070
(Cost $296,070)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $85,966,499)			$94,046,810

	Interest
Shares	Rate	Value
Securities Lending Collateral – 4.0%(b)

Boston Global Investment Trust – Enhanced Portfolio
3,892,000	5.300%	$3,892,000
(Cost $3,892,000)

TOTAL INVESTMENTS – 100.5%
(Cost $89,858,499)		$97,938,810

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(468,660)

NET ASSETS – 100.0%		$97,470,150

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of a security is on loan.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2007.

Investment Abbreviations:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

As a % of
Net Assets
Investments Industry Classifications†

Automobiles & Components	1.1%
Banks	17.0
Capital Goods	10.0
Consumer Durables & Apparel	1.0
Consumer Services	0.4
Diversified Financials	1.8
Energy	11.8
Exchange Traded Fund	1.5
Food, Beverage & Tobacco	1.8
Insurance	3.2
Materials	15.2
Media	0.5
Pharmaceuticals, Biotechnology & Life Sciences	0.8
Real Estate	0.7
Retailing	2.5
Semiconductors & Semiconductor Equipment	6.2
Short-term Investments#	4.3
Software & Services	0.4
Technology Hardware & Equipment	8.1
Telecommunication Services	9.0
Transportation	1.1
Utilities	2.1

TOTAL INVESTMENTS	100.5%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term investment include short-term obligation and securities lending collateral.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

	Notional	Current	Unrealized
	Value	Value	Gain
Total Return Swap Long Positions

Brazil – 0.3%
Banco do Brasil SA	$1,241,988	$1,272,548	$30,560
Companhia Paranaense de Energia-Copel Preference B Shares	30,690	31,501	811
Centrais Eletricas Brasileiras SA	515,111	558,183	43,072
Petroleo Brasileiro SA Preference Shares	837,447	1,024,413	186,966
Sadia SA Preference Shares	109,866	124,503	14,637
Telemar Norte Leste SA Preference A Shares	345,165	362,684	17,519

TOTAL LONG POSITIONS OF TOTAL RETURN SWAP	$3,080,267	$3,373,832	$293,565

NET FINANCING COST			(10,852)
CORPORATE ACTIONS			4,686
UNDISTRIBUTED GAIN			40,015

NET SWAP CONTRACT			$327,414

The percentage shown for each investment category reflects the current value of investments in that category as a percentage of the total current swap value.

Morgan Stanley acts as the counterparty for the Fund’s swap contract. Termination date for this contract is October 9, 2008.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Statements of Assets and Liabilities
October 31, 2007

	Structured	Structured
	International	Emerging Markets
	Small Cap Fund	Equity Fund

Assets:

Investment in securities, at fair value (identified cost $176,520,925 and $85,966,499, respectively)(a)	$184,331,204	$94,046,810
Securities lending collateral, at value which equals cost	4,539,417	3,892,000
Foreign currency, at value (identified cost $404,922 and $11,762, respectively)	411,074	12,168
Receivables:
Due from broker — variation margin, at value(b)	2,418,417	—
Due from Custodian	420,912	2,691,561
Investment securities sold, at value	94,798	6,821,864
Fund shares sold	165,515	98,069
Reimbursement from investment adviser	79,027	76,117
Dividends and interest, at value	68,571	64,810
Securities lending income	848	1,109
Swap contracts, at value	—	327,414
Deferred offering costs	87,755	84,868

Total assets	192,617,538	108,116,790

Liabilities:

Payables:
Payable upon return of securities loaned	4,539,417	3,892,000
Investment securities purchased, at value	341,854	6,465,180
Amounts owed to affiliates	125,601	58,664
Fund shares repurchased	41,978	—
Unrealized foreign capital gains taxes	—	69,018
Accrued expenses and other liabilities	168,671	161,778

Total liabilities	5,217,521	10,646,640

Net Assets:

Paid-in capital	179,803,408	88,696,240
Accumulated undistributed net investment income (loss)	(205,169)	42,446
Accumulated net realized gain (loss) on investment, futures, swap contract and foreign currency related transactions	(71,486)	409,549
Net unrealized gain on investments, futures, swap contract and translation of assets and liabilities denominated in foreign currencies	7,873,264	8,321,915

NET ASSETS	$187,400,017	$97,470,150

Net Assets:
Class A	$43,572,332	$157,240
Class C	10,469	11,040
Institutional	143,817,216	97,301,870

Shares Outstanding:
Class A	4,165,301	14,245
Class C	1,001	1,001
Institutional	13,737,286	8,815,433

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	17,903,588	8,830,679

Net asset value, offering and redemption price per share: (c)
Class A	$10.46	$11.04
Class C	10.46	11.03
Institutional	10.47	11.04

(a)	Includes loaned securities having market value of $4,383,495 and $3,891,910, respectively.
(b)	Includes restricted cash of $2,398,133 for the Structured International Small Cap Fund, relating to initial margin requirements and collateral on futures transactions.
(c)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of Structured International Small Cap and Structured Emerging Markets Equity Funds is $11.07 and $11.68, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Statements of Operations

	Structured	Structured
	International	Emerging Markets
	Small Cap Fund	Equity Fund

	For the Period	For the Period
	Ended	Ended
	10/31/07(a)	10/31/07(b)

Investment Income:

Dividends(c)	$103,432	$62,715
Interest (including securities lending income of $848 and $1,109, respectively)	23,305	29,513

Total investment income	126,737	92,228

Expenses:

Management fees	113,556	56,382
Professional fees	39,976	40,288
Printing fees	12,500	12,500
Custody and accounting fees	8,153	7,890
Amortization of offering costs	8,145	5,973
Transfer Agent fees(d)	7,854	2,263
Distribution and Service fees(d)	4,191	19
Trustee fees	1,400	1,085
Registration fees	500	1,200
Other	10,242	7,973

Total expenses	206,517	135,573

Less — expense reductions	(79,027)	(76,117)

Net expenses	127,490	59,456

NET INVESTMENT INCOME (LOSS)	(753)	32,772

Realized and unrealized gain (loss) on investment, futures, swap contract and foreign currency related transactions:

Net realized gain (loss) from:
Investment transactions	100,844	409,549
Futures transactions	(171,367)	—
Foreign currency related transactions	(209,912)	9,582
Unrealized gain (loss) on:
Investments (including the effects of an accrual of a foreign capital gains tax liability of $0 and $(69,018), respectively)	7,810,279	8,011,293
Futures transactions	56,143	—
Swap contract	—	327,414
Translation of assets and liabilities denominated in foreign currencies	6,842	(16,792)

Net realized and unrealized gain on investment, futures, swap contract and foreign currency related transactions:	7,592,829	8,741,046

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,592,076	$8,773,818

(a)	Commenced operations on September 28, 2007.
(b)	Commenced operations on October 5, 2007.
(c)	Foreign taxes withheld on dividends were $6,461 and $1,017, respectively.
(d)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

	Distribution and
	Service Fees		Transfer Agent Fees

Fund	Class A	Class C	Class A	Class C	Institutional

Structured International Small Cap	$4,182	$9	$3,178	$2	$4,674
Structured Emerging Markets Equity	12	7	9	1	2,253
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Statements of Changes in Net Assets

	Structured	Structured
	International	Emerging Markets
	Small Cap Fund	Equity Fund

	For the	For the
	Period Ended	Period Ended
	10/31/2007(a)	10/31/2007(b)

From operations:

Net investment income (loss)	$(753)	$32,772
Net realized gain (loss) from investment, futures, and foreign currency related transactions	(280,435)	419,131
Unrealized gain on investments, futures, swap contract and translation of assets and liabilities denominated in foreign currencies	7,873,264	8,321,915

Net increase in net assets resulting from operations	7,592,076	8,773,818

From share transactions:

Net proceeds from sales of shares	180,185,590	88,696,332
Cost of shares repurchased	(377,649)	—

Net increase in net assets resulting from share transactions	179,807,941	88,696,332

TOTAL INCREASE	187,400,017	97,470,150

Net assets:

Beginning of period	—	—

End of period	$187,400,017	$97,470,150

Accumulated undistributed net investment income (loss)	$(205,169)	$42,446

(a)	Commenced operations on September 28, 2007.
(b)	Commenced operations on October 5, 2007.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Notes to Financial Statements
October 31, 2007
1. ORGANIZATION
The Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Structured International Small Cap Fund (“Structured International Small Cap”) (commenced operations September 28, 2007) and the Goldman Sachs Structured Emerging Markets Equity Fund (“Structured Emerging Markets Equity”) (commenced operations October 5, 2007) (collectively, the “Funds” or individually a “Fund”). Each Fund is a diversified portfolio of the Trust offering three classes of shares — Class A, Class C and Institutional. Class A shares of the Funds are sold with a front-end sales charge of up to 5.50%. Class C shares of the Funds are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional shares of the Funds are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs”) as distributor of the Funds receives such sales charges of which a certain portion may be retained. All share classes of the Funds charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures these securities might also be fair valued by the adviser by taking into consideration market or security specific information, including, but not limited to, corporate actions or events, market disruptions, or governmental actions. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.
     Total return swaps are valued based on the market value of the underlying positions in the swap, valued daily at the last sale price or official closing price on the principal exchange or system on which they are traded. The total market value of the underlying securities plus financing fees, the value of corporate actions, dividend accruals and undistributed gains comprises

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Notes to Financial Statements (continued)
October 31, 2007
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
the total market value of the total return swap position. Total return swaps are reset monthly with change in market value reflected as realized gain or loss.
B. Security Transactions and Investment Income — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Funds’ policy to accrue for estimated capital gains taxes on foreign securities held by the Funds, which are subject to such taxes.
     Net investment income (other than class specific expenses) and unrealized and realized gains or losses of the Funds are allocated daily, to each class of shares of the respective Fund, based upon the relative proportion of net assets of each class.
     Securities sold within a total return swap are reflected as of trade date. Realized gains and losses are calculated using the financing amount which approximates identified cost and are realized on reset date.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense.
     Class A and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
D. Offering Costs — Offering costs paid in connection with the offering of shares of the Funds are amortized on a straight-line basis over 12 months from the date of the commencement of operations.
E. Redemption Fees — Redemption fees are reimbursed to the Funds and reflected as a reduction in share redemptions on the Statements of Changes in Net Assets. Redemption fees are credited to Paid-in capital and are allocated to each share class of the Funds on a pro-rata basis. The Funds use a first-in first-out (“FIFO”) method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last.
F. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from generally accepted accounting principles. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains, or as a tax return of capital.
G. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest, dividends and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
the net realized and unrealized gain (loss) on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
H. Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
I. Total Return Swap Transactions — The use of total return swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The Structured Emerging Markets Equity Fund’s transactions in total return swaps may be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in equity securities.
     Transactions in total return swaps can involve greater risks than if the Fund had invested in securities directly since, in addition to general market risks, swaps are leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund will bear the risk of loss of the amount expected to be received under a total return swap in the event of the default by, or bankruptcy of a swap counterparty. Some total return swaps may be complex and valued subjectively. Total return swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
     The prices of total return swaps can be volatile, and a variance in the degree of volatility or in the direction of securities prices from the investment adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between an equity swap and a security’s position may be impossible to achieve. As a result, the investment adviser’s use of equity swaps may not be effective in fulfilling the investment adviser’s investment strategies and may contribute to losses that would not have incurred otherwise.
J. Segregation Transactions — The Funds may enter into certain derivative or other transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, when issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets, with a current value equal to or greater than the market value of the corresponding transactions.
     As investment companies registered with the SEC, the Funds must segregate liquid assets to “cover” open positions with respect to certain kinds of derivative instruments. In the case of swaps that do not settle for cash, for example, the Funds must set aside liquid assets equal to the full notional value of the swaps while the positions are open. With respect to swaps that do settle for cash, however, the Funds are permitted to set aside liquid assets in an amount equal to the Funds’ daily

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Notes to Financial Statements (continued)
October 31, 2007
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
marked-to-market net obligations (i.e., the Funds’ daily net liability) under the swaps, if any, rather than their full notional value.
3. AGREEMENTS
A. Management Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs, serves as the investment adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.
     For the period ended October 31, 2007, GSAM received a Management fee at the following annual rates:

	Contractual Management Rate

	First	Over	Effective
Fund	$2 billion	$2 billion	Rate

Structured International Small Cap	0.85%	0.77%	0.85%

Structured Emerging Markets Equity	1.00	0.90	1.00

B. Distribution Agreement and Service Plan — The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25% and 0.75% of the average daily net assets attributable to Class A and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the average daily net assets attributable to Class C Shares.
     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class C contingent deferred sales charges. During the period ended October 31, 2007, Goldman Sachs advised the Funds that it retained the following approximate amounts:

Contingent Deferred
	Sales Load	Sales Charge

Fund	Class A	Class C

Structured International Small Cap	$—	$—

Structured Emerging Markets Equity	800	—

C. Transfer Agency Agreement — Goldman Sachs also serves as the Transfer Agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of average daily net assets for Class A and Class C Shares and 0.04% of average daily net assets for Institutional Shares.
D. Other Agreements — GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Distribution and Service fees, Transfer Agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder proxy meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The “Other Expenses” limitations for the Funds as an annual percentage rate of average daily net assets is 0.014%.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS

3. AGREEMENTS (continued)
     For the period ended October 31, 2007, GSAM has voluntarily agreed to reimburse certain other expenses. These expense reductions were as follows (in thousands):

Other Expense
Fund	Reimbursement

Structured International Small Cap	$79

Structured Emerging Markets Equity	76

     The Funds have entered in certain offset arrangements with the custodian and the transfer agent. As of October 31, 2007, there were no offset credits to the Funds.
     As of October 31, 2007, the amounts owed to affiliates of the Trust were as follows (in thousands):

	Management	Distribution and	Transfer Agent
Fund	Fees	Service Fees	Fees	Total

Structured International Small Cap	$114	$4	$8	$126

Structured Emerging Markets Equity	57	—	2	59

4. PORTFOLIO SECURITIES TRANSACTIONS
The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended October 31, 2007 were as follows:

Fund	Purchases	Sales and Maturities

Structured International Small Cap	$179,390,962	$4,643,101

Structured Emerging Markets Equity	97,380,821	12,119,941

     For the period ended October 31, 2007, Goldman Sachs earned approximately $16,700 of brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant on behalf of the Structured International Small Cap Fund. Goldman Sachs did not earn any brokerage commissions with respect to the Structured Emerging Markets Equity Fund.
5. SECURITIES LENDING
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Notes to Financial Statements (continued)
October 31, 2007
5. SECURITIES LENDING (continued)
instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.
     Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the period ended October 31, 2007, are reported parenthetically under Investment Income on the Statements of Operations.
     The table below details securities lending activity as of, and for the period ended October 31, 2007:

Earnings Received
	Earnings of BGA	by the Funds From	Amount Payable to
	Relating to Securities	Lending to	Goldman Sachs
	Loaned for the	Goldman Sachs for	Upon Return of
	Period Ended	the Period Ended	Securities Loaned as
Fund	October 31, 2007	October 31, 2007	of October 31, 2007

Structured International Small Cap	$94	$—	$—

Structured Emerging Markets Equity	123	—	—

6. TAX INFORMATION
As of October 31, 2007, the components of accumulated earnings (losses) on a tax basis were as follows:

	Structured	Structured
	International	Emerging Markets
	Small Cap	Equity

Undistributed ordinary income — net	$129,155	$826,141

Capital loss carryforward — Expiring 2015[1]	(52,756)	—
Timing differences (unrealized swap gains)	—	(322,728)
Unrealized gains — net	7,520,210	8,270,497

Total accumulated earnings — net	$7,596,609	$8,773,910

[1]	Expiration occurs on October 31 of the year indicated.
     At October 31, 2007, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Structured	Structured
	International	Emerging Markets
	Small Cap	Equity

Tax Cost	$181,413,396	$89,909,917

Gross unrealized gain	9,887,029	8,530,935
Gross unrealized loss	(2,429,804)	(502,042)

Net unrealized security gain	$7,457,225	$8,028,893

Net unrealized gain on other investments	62,985	241,604

Total unrealized gain	$7,520,210	$8,270,497

     The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, and differences related to the tax treatment of passive foreign investment company and partnership investments.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS

6. TAX INFORMATION (continued)
     In order to present certain components of the Funds’ capital accounts on a tax basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds. These reclassifications resulted primarily from the differing book/tax treatments for foreign currency transactions, offering expenses and passive foreign investment company investments.

			Accumulated
		Accumulated Net	Undistributed Net
Fund	Paid-In Capital	Realized Gain (Loss)	Investment Income (Loss)

Structured International Small Cap	$(4,533)	$208,949	$(204,416)

Structured Emerging Markets Equity	(92)	(9,582)	9,674

7. OTHER MATTERS
Fund Concentration — As of October 31, 2007, the following Goldman Sachs Asset Allocation Portfolios were beneficial owners of the Funds with amounts of 5% or greater (as a percentage of outstanding Institutional shares):

Goldman
	Sachs	Goldman	Goldman
	Growth and	Sachs	Sachs
	Income	Growth	Balanced
	Strategy	Strategy	Strategy
Fund	Portfolio	Portfolio	Portfolio

Structured International Small Cap	36%	20%	9%

Structured Emerging Markets Equity	41	15	—

As of October 31, 2007, Goldman Sachs Group, Inc. was the beneficial owner of 100% of the outstanding Class C Shares of the Funds.
New Accounting Pronouncement — On September 15, 2006, the FASB released Statement Financial Accounting Standard No. 157 “Fair Value Measurement” (“FAS 157”) Fair Value Measurement which provides enhanced guidance for using fair value to measure assets and liabilities. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations of an entity’s financial performance. FAS 157 does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The investment Adviser does not believe the adoption of FAS 157 will impact the amounts reported in the Funds’ financial statements; however, additional disclosures will be required.
8. SUMMARY OF SHARE TRANSACTIONS

	Structured		Structured
	International Small Cap		Emerging Markets Equity

	For the Period Ended		For the Period Ended
	October 31, 2007(a)		October 31, 2007(b)

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	4,187,411	$42,582,804	14,245	$144,867
Shares repurchased	(22,110)	(225,542)	—	—

	4,165,301	42,357,262	14,245	144,867

Class C Shares
Shares sold	1,001	10,010	1,001	10,010

Institutional Shares
Shares sold	13,752,217	137,592,776	8,815,433	88,541,455
Shares repurchased	(14,931)	(152,107)	—	—

	13,737,286	137,440,669	8,815,433	88,541,455

NET INCREASE	17,903,588	$179,807,941	8,830,679	$88,696,332

(a)	Fund commenced operations on September 28, 2007.
(b)	Fund commenced operations on October 5, 2007.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout the Period

		Income (loss) from
		investment operations

	Net asset
	value,	Net	Net realized	Total from
	beginning	investment	and unrealized	investment
Year - Share Class	of period	loss(a)	gain	operations

FOR THE PERIOD ENDED OCTOBER 31,

2007 - A(c)	$10.00	$(0.01)	$0.47	$0.46
2007 - C(c)	10.00	(0.01)	0.47	0.46
2007 - Institutional(c)	10.00	— (d)	0.47	0.47

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	The Fund commenced operations on September 28, 2007.
(d)	Amount is less than $0.005 per share.
(e)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

					Ratios assuming no
					expense reductions

				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income (loss)	total expenses	loss	Portfolio
value, end	Total	period	to average	to average	to average	to average	turnover
of period	return(b)	(in 000s)	net assets(e)	net assets(e)	net assets(e)	net assets(e)	rate

$10.46	4.60%	$43,572	1.30%	(0.58)%	1.90%	(1.18)%	4%
10.46	4.60	10	2.05	(1.06)	2.65	(1.66)	4
10.47	4.70	143,817	0.90	0.09	1.50	(0.51)	4

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout the Period

		Income from
		investment operations

	Net asset
	value,	Net	Net realized	Total from
	beginning	investment	and unrealized	investment
Year - Share Class	of period	Income(a)	gain	operations

FOR THE PERIOD ENDED OCTOBER 31,

2007 - A(c)	$10.00	$0.01	$1.03	$1.04
2007 - C(c)	10.00	— (d)	1.03	1.03
2007 - Institutional(c)	10.00	— (d)	1.04	1.04

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	The Fund commenced operations on October 5, 2007.
(d)	Amount is less than $0.005 per share.
(e)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

					Ratios assuming no
					expense reductions

				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income (loss)	total expenses	loss	Portfolio
value, end	Total	period	to average	to average	to average	to average	turnover
of period	return(b)	(in 000s)	net assets(e)	net assets(e)	net assets(e)	net assets(e)	rate

$11.04	10.40%	$157	1.45%	0.77%	2.79%	(0.57)%	16%
11.03	10.30	11	2.20	(0.60)	3.54	(1.94)	16
11.04	10.40	97,302	1.05	0.58	2.39	(0.76)	16

The accompanying notes are an integral part of these financial statements.

Report of Independent Registered Public
Accounting Firm
To the Board of Trustees and Shareholders of
Goldman Sachs Trust — Goldman Sachs Structured International Equity Funds
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Goldman Sachs Structured International Small Cap Fund and Goldman Sachs Structured Emerging Markets Equity Fund, (collectively, the “Goldman Sachs Structured International Equity Funds”), portfolios of the Goldman Sachs Trust, at October 31, 2007, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated from the commencement of operations through October 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Goldman Sachs Structured International Equity Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 28, 2007

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
 Fund Expenses (Unaudited) — Period Ended October 31, 2007

As a shareholder of Class A, Class C or Institutional Shares of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class C Shares), and redemption fees, if any, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A and Class C Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C and Institutional Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (commencement of operations) and held for the entire period through October 31, 2007.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Structured International Small Cap(a)				Structured Emerging Markets Equity(b)

				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account Value		period ended	Account	Account Value		period ended
Share Class	Value 9/28/07	10/31/07		10/31/07*	Value 10/5/07	10/31/07		10/31/07*

Class A
Actual	$1,000	$1,046.00		$1.09	$1,000	$1,104.00		$1.00
Hypothetical 5% return	1,000	1,003.18	+	1.07	1,000	1,002.34	+	0.95

Class C
Actual	1,000	1,046.00		1.77	1,000	1,103.00		1.51
Hypothetical 5% return	1,000	1,002.51	+	1.73	1,000	1,001.85	+	1.44

Institutional
Actual	1,000	1,047.00		0.77	1,000	1,104.00		0.73
Hypothetical 5% return	1,000	1,003.49	+	0.76	1,000	1,002.60	+	0.69

*	Expenses for each share class are calculated using the Funds’ annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the period ended October 31, 2007. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the calendar year. The annualized expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional

Structured International Small Cap	1.30%	2.05%	0.90%
Structured Emerging Markets Equity	1.45	2.20	1.05

+	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

(a)	Commenced operations on September 28, 2007.

(b)	Commenced operations on October 5, 2007.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Statement Regarding Basis for Approval of Management Agreement (Unaudited)
Background
     The Structured International Small Cap Fund and the Structured Emerging Markets Equity Fund (the “Funds”) are newly organized investment portfolios of Goldman Sachs Trust (the “Trust”) that commenced operations on September 28, 2007 and October 5, 2007, respectively. In connection with the Funds’ organization, the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management (the “Investment Adviser”) for the Funds was approved by the Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) at a meeting held on May 10, 2007 (the “May Meeting”). The Management Agreement was subsequently re-approved on behalf of the Funds by the Trustees, including all of the Independent Trustees, at a meeting held on June 13, 2007 (the “Annual Contract Meeting”) for an annual period ending June 30, 2008 (the May Meeting and the Annual Contract Meeting are sometimes referred to as the “Meetings”).
     At the May Meeting the Trustees reviewed the Management Agreement as it applies to the Funds, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s services; the fees and expenses to be paid by the Funds; the Investment Adviser’s anticipated costs; the Investment Adviser’s potential economies of scale; the Investment Adviser’s proposal to voluntarily reimburse certain expenses of the Funds that exceed a specified level; capacity constraints related to the Funds; other benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Funds; and a comparison of the Funds’ fees and expenses with those paid by other similar mutual funds.
     In connection with the Meetings, the Trustees received written materials and oral presentations, and were advised by their independent legal counsel regarding their responsibilities under applicable law. In evaluating the Management Agreement at the Meetings, the Trustees relied upon their knowledge of the Investment Adviser resulting from their meetings and other interactions throughout the year. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent counsel, without representatives of the Investment Adviser or its affiliates present.
Nature, Extent and Quality of the Services Provided Under the Management Agreement and Investment Performance
     In connection with their approval of the Management Agreement for the Funds at the Meetings, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and the other non-advisory services that would be provided by the Investment Adviser and its affiliates for the Funds. These included services as the Funds’ transfer agent and distributor. In addition, affiliates of the Investment Adviser would receive compensation in connection with the execution of the Funds’ portfolio transactions and sales loads, distribution and service fees on the sale of certain classes of shares offered by the Funds. The Trustees concluded that the Investment Adviser was able to provide quality services to the Funds. In this regard, the Trustees noted that, although the Funds were new, the Investment Adviser did have substantial experience in managing structured equity portfolios for the Trust, and that many of the portfolio personnel who would be providing services to the Funds were currently providing services to certain of the Trust’s other portfolios. The Trustees believed that the investment returns of these other portfolios managed by the Investment Adviser generally had been within a competitive range.
Costs of Services Provided, Comparative Information and Profitability
     The Board of Trustees also considered the contractual fee rates payable by the Funds under the Management Agreement. In this regard, information on the fees payable by the Funds and the Funds’ projected total operating expense ratios were compared to similar information for comparable mutual funds advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and total operating expense ratios were compiled by a third-party provider of mutual fund data. More particularly, the analyses compared the Funds’ management fee and projected expenses to a relevant peer group and category median. The Trustees believed that this information was useful in evaluating the reasonableness of the management fees payable by the Funds. In addition, the Trustees considered the Investment Adviser’s potential profitability with respect to the Funds.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)
Economies of Scale
     In connection with the approval of the Management Agreement at the May Meeting, the Board approved the breakpoints in the contractual management fee rate at the following annual percentages of the average daily net assets of the Funds:

	Management Fee	Average Daily
Fund	Annual Rate	Net Assets

Structured International Small Cap	0.85%	First $	2 Billion
	0.77%	Over $	2 Billion

Structured Emerging Markets Equity	1.00%	First $	2 Billion
	0.90%	Over $	2 Billion

In approving these fee breakpoints, the Trustees considered information regarding the Investment Adviser’s potential economies of scale, and whether the Funds and their shareholders would participate in the benefits of these economies. In this regard, the Trustees considered the Funds’ projected asset levels, the Investment Adviser’s anticipated expenses and the fee comparisons that had been provided. The Trustees noted again that the Funds were new and that the costs of the Investment Adviser in providing its services, and the related profitability information, would be reviewed periodically by the Trustees. The Trustees agreed that the fee breakpoints were a way to ensure that benefits of scalability would be passed along to shareholders at the specified asset levels. The Trustees also noted the Investment Adviser’s voluntary undertaking to limit the Funds’ “other expenses” ratio (excluding certain expenses) to a specified level.
Other Benefits to the Investment Adviser and Its Affiliates
     At the Meetings, the Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from the Funds as stated above, including the fees received by them for transfer agency, securities lending, distribution and brokerage transactions, and the brokerage and research services received by the Investment Adviser in connection with the placement of brokerage transactions for the Funds.
Conclusion
     After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded at the May Meeting, and again at the Annual Contract Meeting, that the management fees paid by each of the Funds were reasonable in light of the services to be provided by the Investment Adviser, its anticipated costs and the Funds’ reasonably anticipated asset levels, and that the Management Agreement should be approved with respect to each of the Funds.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Trustees and Officers (Unaudited)
Independent Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

Ashok N. Bakhru Age: 65	Chairman of the Board of Trustees	Since 1991	President, ABN Associates (July 1994-March 1996 and November 1998-Present); Executive Vice President—Finance and Administration and Chief Financial Officer and Director, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-2004); Member of Cornell University Council (1992-2004 and 2006-Present); Trustee of the Walnut Street Theater (1992-2004 and 2006-Present); Trustee, Scholarship America (1998-2005); Trustee, Institute for Higher Education Policy (2003-Present); Director, Private Equity Investors—III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).

			Chairman of the Board of Trustees—Goldman Sachs Mutual Fund Complex (registered investment companies).	98	None

John P. Coblentz, Jr. Age: 66	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003); Director, Emerging Markets Group, Ltd. (2004-2006); Director, Elderhostel, Inc. (2006-Present). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	98	None

Diana M. Daniels Age: 58	Trustee	Since 2007	Ms. Daniels is retired (since January 2007). Formerly, she was Vice President, General Counsel and Secretary, The Washington Post Company (1991-2006). Ms. Daniels is Chairman of the Executive Committee, Cornell University (2006-Present); Member, Advisory Board, Psychology Without Borders (international humanitarian aid organization) (since 2007), and former Member of the Legal Advisory Board, New York Stock Exchange (2003-2006) and of the Corporate Advisory Board, Standish Mellon Management Advisors (2006-2007). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	98	None

Patrick T. Harker Age: 49	Trustee	Since 2000	President, University of Delaware (July 2007-Present); Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-June 2007); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-January 2000); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	98	None

Jessica Palmer Age: 58	Trustee	Since 2007	Ms. Palmer is retired (since 2006). Formerly, she was Managing Director, Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/ Salomon Brothers) (1984-2006). Ms. Palmer is a Member of the Board of Trustees of Indian Mountain School (private elementary and secondary school) (2004-Present). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	98	None

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Trustees and Officers (Unaudited) (continued)
Independent Trustees

Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

Richard P. Strubel Age: 68	Trustee	Since 1987	Vice Chairman and Director, Cardean Learning Group (provider of educational services via the internet) (2003-Present); President, COO and Director, Cardean Learning Group (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-2005); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	98	Gildan Activewear Inc. (a clothing marketing and manufacturing company); Cardean Learning Group (provider of educational services via the Internet); Northern Mutual Fund Complex (58 Portfolios).

Interested Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

James A. McNamara* Age: 45	President & Trustee	Since 2007	Managing Director, Goldman Sachs (December 1998- Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998). President—Goldman Sachs Mutual Fund Complex (registered investment companies) (November 2007- Present); Senior Vice President—Goldman Sachs Mutual Fund Complex (May 2007-November 2007); Vice President—Goldman Sachs Mutual Fund Complex (2001-2007). Trustee—Goldman Sachs Mutual Fund Complex (since November 2007 and December 2002-May 2004).	98	None

Alan A. Shuch* Age: 58	Trustee	Since 1990	Advisory Director—GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	98	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Peter V. Bonanno.
[2]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the conclusion of the first Board meeting held subsequent to the day the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[3]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of October 31, 2007, the Trust consisted of 86 portfolios (of which 80 offer shares to the public), and Goldman Sachs Variable Insurance Trust consisted of 12 portfolios ( of which 11 offer shares to the public).
[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.
Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Trustees and Officers (Unaudited) (continued)
Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of
Name, Age And Address	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

James A. McNamara 32 Old Slip New York, NY 10005 Age: 45	Trustee & President	Since 2007	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

President—Goldman Sachs Mutual Fund Complex (registered investment companies) (November 2007-Present); Senior Vice President—Goldman Sachs Mutual Fund Complex (May 2007-November 2007); Vice President—Goldman Sachs Mutual Fund Complex (2001-2007).

Trustee—Goldman Sachs Mutual Fund Complex (since November 2007 and December 2002-May 2004).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 43	Treasurer & Senior Vice President	Since 1997 Since 2007	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003).

Treasurer and Senior Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

Peter V. Bonanno 32 Old Slip New York, NY 10005 Age: 40	Secretary	Since 2003	Managing Director, Goldman Sachs (December 2006-Present); Associate General Counsel, Goldman Sachs (2002-Present); Vice President, Goldman Sachs (1999-2006) and Assistant General Counsel, Goldman Sachs (1999-2002).

Secretary—Goldman Sachs Mutual Fund Complex (registered investment companies) (2006-Present); Assistant Secretary—Goldman Sachs Mutual Fund Complex (2003-2006).

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

FUNDS PROFILE
Goldman Sachs Funds
Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.
Today, The Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $779.5 billion in assets under management as of September 30, 2007 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.
GOLDMAN SACHS FUNDS
In building a globally diversified portfolio, you can select from more than 80 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market[1] Fixed Income
▪  Enhanced Income Fund
▪  Ultra-Short Duration
Government Fund
▪  Short Duration Government Fund
▪  Short Duration Tax-Free Fund
▪  California AMT-Free
Municipal Fund[2] ▪  New York AMT-Free
Municipal Fund[2] ▪  Tennessee Municipal Fund
▪  Municipal Income Fund
▪  Government Income Fund
▪  Inflation Protected Securities Fund
▪  U.S. Mortgages Fund
▪  Core Fixed Income Fund
▪  Core Plus Fixed Income Fund
▪  Investment Grade Credit Fund
▪  Global Income Fund
▪  High Yield Municipal Fund
▪  High Yield Fund
▪ Emerging Markets Debt Fund	Domestic Equity
▪  Balanced Fund
▪  Growth and Income Fund
▪  Structured Large Cap Value Fund
▪  Large Cap Value Fund
▪  Structured U.S. Equity Fund
▪  Structured U.S. Equity Flex Fund
▪  Structured Large Cap Growth Fund
▪  Capital Growth Fund
▪  Strategic Growth Fund
▪  Concentrated Growth Fund
▪  Mid Cap Value Fund
▪  Growth Opportunities Fund
▪  Small/ Mid Cap Growth Fund
▪  Structured Small Cap Equity Fund
▪  Structured Small Cap Value Fund
▪  Structured Small Cap Growth Fund
▪  Small Cap Value Fund

Asset Allocation[3] ▪  Asset Allocation Portfolios
▪  Income Strategies Portfolio
▪  Satellite Strategies Portfolio

Retirement Strategies[3]	International Equity
▪  Structured International Equity Fund
▪  Structured International Equity
Flex Fund
▪  Strategic International Equity Fund
▪  Concentrated International
Equity Fund[2] ▪  Japanese Equity Fund
▪  Structured International
Small Cap Fund
▪  International Small Cap Fund
▪  Asia Equity Fund
▪  Structured Emerging Markets
Equity Fund
▪  Emerging Markets Equity Fund
▪  Concentrated Emerging Markets
Equity Fund
▪  BRIC Fund (Brazil, Russia, India, China)

Specialty[3] ▪  U.S. Equity Dividend and
Premium Fund
▪  Structured Tax-Managed Equity Fund
▪  Real Estate Securities Fund
▪  International Real Estate
Securities Fund
▪  Tollkeeper FundSM
▪ Commodity Strategy Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Effective December 26, 2006, the International Equity Fund was renamed the Concentrated International Equity Fund. Effective June 1, 2007, the California Intermediate AMT-Free Municipal Fund was renamed the California AMT-Free Municipal Fund and the New York Intermediate AMT-Free Municipal Fund was renamed the New York AMT-Free Municipal Fund.

[3]	Individual Funds within the Asset Allocation, Retirement and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Asset Allocation, Retirement or Specialty category.

The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Diana M. Daniels
Patrick T. Harker
James A. McNamara
Jessica Palmer
Alan A. Shuch
Richard P. Strubel

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent	OFFICERS James A. McNamara, President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser
Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.
The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (“SEC”) Web site at http://www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Forms N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).
Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Funds’ entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Copyright 2007 Goldman, Sachs & Co. All rights reserved. 07-3090.MF	STINTAR / 15.1 / 12-07

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2007	2006	Description of Services Rendered
Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$1,995,700	$1,071,400	Financial statement audits

• Ernst & Young LLP (“E&Y”)	$0	$733,788	Financial statement audits

Audit-Related Fees:

• PwC	$249,000	$195,000	Other attest services

• E&Y	$0	$0

Tax Fees:

• PwC	$511,900	$281,400	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns

• E&Y	$0	$107,400	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns

All Other Fees:

• PwC	$0	$0

• E&Y	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates * that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2007	2006	Description of Services Rendered
Audit Fees:

• E&Y	$0	$94,130	Audit fees borne by the Funds’ adviser

Audit-Related Fees:

• PwC	$937,000	$937,000	Internal control review performed in accordance with Statement on Auditing Standards No. 70.

• PwC	$0	$10,000	Audit related time borne by the Funds’ adviser

• E&Y	$0	$0

Tax Fees:

• PwC	$0	$0

• E&Y	$0	$0

All Other Fees:

• PwC	$199,500	$125,500	Review of fund reorganization documents. Services provided for fund launch and new share classes

• E&Y	$0	$18,000	Review of fund merger documents (2006).

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

     De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

     Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PricewaterhouseCoopers LLP for the 12 months ended October 31, 2007 and October 31, 2006 were approximately $760,900 and $476,400 respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PricewaterhouseCoopers LLP for non-audit services for the twelve months ended November 25, 2006 and November 26, 2005 were approximately $5.9 million and $5.2 million respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2005 and 2006 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

The aggregate non-audit fees billed to GST by Ernst & Young LLP for the 12 months ended October 31, 2007 and October 31, 2006 were approximately 0 and $107,400 respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by Ernst & Young LLP for non-audit services for the twelve months ended December 31, 2006 and December 31, 2005 were approximately $55.9 million and $49.0  million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2005 and 2006 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	January 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	January 9, 2008

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	January 9, 2008